Expense Example	Jul. 30, 2026 USD ($)
STF Tactical Growth & Income ETF | STF Tactical Growth & Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
STF Tactical Growth ETF | STF Tactical Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810